Document and Entity Information	Mar. 21, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001622229
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 21, 2024
Entity Registrant Name	COGENT BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38443
Entity Tax Identification Number	46-5308248
Entity Address, Address Line One	275 Wyman Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(617)
Local Phone Number	945-5576
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 Par Value
Trading Symbol	COGT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false